Exploration and evaluation assets and mining data (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of detailed information about property, plant and equipment [line items]
General and administrative expenses	$ 19,121,095	$ 39,082,152	$ 366,078,202
Expense arising from exploration for and evaluation of mineral resources	1,020,000.00	0
Kabanga Nickel Company Ltd
Disclosure of detailed information about property, plant and equipment [line items]
General and administrative expenses	$ 18,270,000	$ 22,030,000.00